TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade accounts payable [Line Items]
Trade accounts payable	R$ 5,141,386	R$ 6,033,285
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	5,141,386	6,033,285
Foreign market | Third party
Trade accounts payable [Line Items]
Trade accounts payable	1,075,590	1,350,763
Domestic market (Brazil) | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,065,115	4,681,065
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	438,830	555,063
Domestic market (Brazil) | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 681	R$ 1,457